Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of the following:

		As of December 31,
		2021	2022
	Notes	RMB	RMB	US$
Short-term contract liability (net of tax)		292,386,075	422,429,761	61,246,558
Accrued output value-added tax		33,471,335	35,757,905	5,184,409
Customer advances	i	77,811,758	145,841,630	21,145,049
Notes Payable	ii	123,803,438	123,436,000	17,896,538
Deposit due to third-parties		18,891,289	45,333,662	6,572,763
Payable to dealers		50,680,407	14,080,249	2,041,444
Payable to employees		34,285,667	9,627,567	1,395,866
Other tax payables		16,494,783	9,575,306	1,388,289
Accrued professional service fees		8,697,657	5,198,272	753,679
Payable to suppliers		4,003,912	2,119,516	307,301
Interest payable		2,667,405	1,040,927	150,920
Derivative financial liability		5,346,389	—	—
Others		50,495,262	76,395,904	11,076,368

		719,035,377	890,836,699	129,159,184

(i)	Customer advances relate to automobile customer’s deposit balances that are paid to secure the automobiles before a purchase contract is executed.
(ii)
In the ordinary course of business, the Company uses
non-interest
bearing bank acceptance drafts to settle payment with the automobile suppliers. The balance of restricted cash deposited as collateral for such notes payable was RMB51,793,630 and RMB136,671,970 (US$19,815,573) as of December 31, 2021 and 2022, respectively. The aggregate amounts of unused lines of credit for notes payable was RMB921 million and RMB597 million (US$87 million) as of December 31, 2021 and 2022, respectively.